Fair values of financial instruments carried at fair value - Basis of valuing HSBC Holding's financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial liabilities	2,260,288	2,220,739
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	148,505	94,429
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		336,157
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,349	29,464
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	83,933	97,335
Financial liabilities	97,614	87,730
HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,049	30,890
HSBC Holdings | Financial liabilities designated at fair value | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,049	30,890
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,159	3,082
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	707	2,388
HSBC Holdings | Financial investments | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	4,264
HSBC Holdings | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 23,513	$ 11,944